Note 12 - Stock Incentive Plan (Details) - Summary of the Status of the Company’s Non-vested Shares (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock [Member]
Note 12 - Stock Incentive Plan (Details) - Summary of the Status of the Company’s Non-vested Shares [Line Items]
Shares	662,250
Weighted-Average Grant-Date Fair Value	$ 1.13
Granted	450,000
Granted	$ 1.02
Vested	(437,250)
Vested	$ 1.13
Shares	675,000
Weighted-Average Grant-Date Fair Value	$ 1.06